CAPITAL STOCK	9 Months Ended
Sep. 30, 2013
Equity [Abstract]
CAPITAL STOCK

Following the closing of the Merger, the Company sold an aggregate of 1,826,087 units (“Units”) in a private placement (“Private Placement”).  $419,999.88 of the Units were sold at a per Unit price of $0.23.  Additionally, an aggregate of $394,612 of the outstanding 10% convertible promissory notes and accrued interest converted into the Private Placement at a per Unit price of $0.19.  Each Unit consisted of (i) one share of the Company’s common stock (or, at the election of any investor who would, as a result of the purchase of Unites, become a beneficial owner of 5% or greater of the outstanding shares of common stock of the Company’s Series A Convertible Preferred Stock) and (ii) a three year warrant to purchase shares of common stock equal to 100% of the number of shares of common stock sold in the Private Placement at an exercise price of $0.30 per share.  In connection with the Private Placement, the Company and the investor entered into a Registration Rights Agreement (the “Registration Rights Agreement”) whereby the Company agreed to register the shares underlying the Units and issuable upon exercise of warrants for resale on a Registration Statement to be filed with the SEC within 60 days of the final closing of the Private Placement and to cause such Registration Statement to be declared effective within 120 days of the filing date.  On May 15, 2013, the Registrations Rights Agreement was amended to extend the filing date from 120 days to 180 days after the closing date.  On July 2, 2013, the Registrations Rights Agreement was further amended to extend the filing date from 180 days to 240 days after the closing date. The Company filed a Registration Statement on Form S-1 on September 25, 2013 to register an aggregate of 158,652,485 shares of the Company’s stock, which is currently under review by the Securities and Exchange Commission.

On March 8, 2013, the Board of Directors approved the authorization of 150,000,000 shares of preferred stock, par value $0.0001, per share, of which 40,000,000 shares have been designated as Series A Preferred Stock.  Each holder of Series A Preferred Stock is entitled to vote on all matters and the shares are convertible to the Company’s common stock in an amount equal to one share of common stock for each one share of Series A Preferred Stock upon notice to the Company, as defined.

On March 15, 2013, the Company commenced a second private placement, offering a minimum of $1,000,000 of units, each comprised of one share of common stock and warrants to purchase one share of common stock at an exercise price of $0.05, per share, for three years at a purchase price of $0.03, per unit. The warrants are subject to registration rights, as defined and cashless exercise is permitted. On April 25, 2013, the Company consummated the private placement which began on March 15, 2013 and sold to certain accredited investors an aggregate of 28,333,334 units with gross proceeds to the Company of $850,000 less $150,000 of offering costs.  The offering costs include 2,083,334 units valued at $62,500 for legal fees.

In connection with the offering, the Company granted the investors demand registration rights, commencing 30 days after the closing of the Offering and ending one year after the closing of the Offering, pursuant to which investors holding at least 50% of the outstanding securities sold in the Offering may request on 60 days’ notice, the filing of a registration statement with the Securities and Exchange Commission, covering the resale of securities underlying the units.  Additionally, the Company granted the investors “piggy-back” registration rights for a period of 180 days beginning on the closing date of the Offering. The Company added a Supplement to the Security Purchase Agreement, offering any investor of units who as a result of the purchase becomes a beneficial owner of 5% or more of the outstanding number of common shares, the option to purchase units consisting of one share of the Company’s new Series A Preferred Convertible Stock and a warrant.

In connection with the sale of the Units, the Company was required to issue to investors in the January 9, 2013 private placement (the “Prior Investors, and such offering, the “Prior Offering”) additional shares of common stock (or, at the election of such Prior Investor who would, as a result of such issuance, become the holder of in excess of 5% of the Company’s issued and outstanding common stock, shares of Series A Preferred Stock), in connection with certain anti-dilution protection provided to such Prior Investors under the terms of the Prior Offering.  As a result of the foregoing, in April 2013, the Company issued an aggregate of an additional (a) 3,789,473 shares of common stock (b) 19,191,458 shares of Series A Preferred Stock and (c) warrants to purchase an additional 22,980,931 shares of common stock at an exercise price of $0.03 per share (collectively, the “Ratchet Securities”).  Furthermore, the exercise price of the warrants issued in the Prior Offering was reduced to a per share exercise price of $0.03.

In connection with the Offering, management determined that it was in the best interest of its stockholders to issue additional shares of common stock to certain of the original shareholders of Brands who, as a result of the reverse merger consummated on January 9, 2013, became shareholders of the Company.  Accordingly, the Company issued an aggregate of 23,054,778 shares of common stock to these original Brands shareholders, exclusive of current management, as a  result of the significant dilution they experienced as a result of the Offering.

Additionally, on April 26, 2013, the Company’s Board of Directors authorized four (4) shares of preferred stock, par value $0.0001 per share as Series B Convertible Preferred Stock (the “Series B Preferred Stock”) and issued one share of Series B Preferred Stock to each of the Company’s three senior members of management.  Each share of Series B Preferred Stock is entitled such number of votes on all matters submitted to stockholders that is equal to (i) the product of (a) the number of shares of Series B Preferred Stock held by such holder, (b) the number of issued and outstanding shares of the Company’s Common Stock (taking into account the effective outstanding voting rights of the Series B Preferred Stock), as of the record date for the vote and (c) 0.13334 less (ii) the number of shares of Common Stock beneficially held by such holder on such date.  Additionally, on the six month anniversary date of issuance of the Series B Preferred Stock, each outstanding share of Series B Preferred Stock shall automatically, and without further action on the part of the holder, convert into such number of fully paid and non-assessable shares of Common Stock as shall cause the holder to own, along with any other securities of the Company’s beneficially owned on the conversion date by them. 13.334% of the issued and outstanding Common Stock, calculated on the conversion date. On October 25, 2013, the Company amended and restated the Certificate of Designation for Series B Convertible Preferred Stock to extend the date on which the Series B Shares would automatically convert into such number of fully paid and non-assessable shares of common stock, from the date six months from the date of issuance (October 26, 2013) to the twelfth month anniversary of the date of issuance of the shares of Series B Preferred Stock (April 26, 2014). At June 30, 2013, the Company recorded the three shares of Series B Convertible Preferred Stock as stock-based compensation based on a then current estimate of  the shares that would convert to shares of common stock of the Company at the then current price of the stock.  As of September 30, 2013, the Company recalculated the estimated shares and recorded an additional $132,961 in stock-based compensation.   The estimate is based on the current common shares outstanding at September 30, 2013, a stock price of $0.03 and is subject to adjustment based on any additional common shares issued through April 26, 2014.

Treasury Stock

In March 2013, contingent with the resignation of the Company’s then chief executive officer, the Company agreed to purchase from the former executive 4,339,555 shares of the Company’s common stock for $0.0001, per share.  These shares are reported at cost as treasury shares.